[Front cover]

Semiannual Report December 31, 2000



Centennial New York Tax Exempt Trust

Dear Shareholder,

We are pleased to present this semiannual report for Centennial New York Tax Exempt Trust. For the six-month reporting period that ended December 31, 2000, the Trust provided a 3.42% compounded annual yield. Without the effects of compounding, the equivalent yield was 3.37%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 5.34% with compounding and 5.27% without compounding. As of December 31, 2000, the seven-day annualized yields, with and without compounding, were 3.64% and 3.58%, respectively.(1)

Interest rates were driven higher by a series of short-term interest rate hikes initiated by the Federal Reserve Board ("the Fed") in late 1999 and early 2000. The Fed raised rates a total of six times during that period in an effort to avert inflation and slow the overheated U.S. economy, culminating in an aggressive half-point increase in mid-May 2000. Although the last of these rate hikes occurred before the reporting period began, expectations of further raises maintained upward pressure on bond yields for much of the period.

Soon after the start of the reporting period, however, signs began to emerge that the Federal Reserve Board's interest rate hikes were having the desired effect of slowing the economy. Softer retail sales, fewer housing starts and tame inflation statistics contributed to a sense among investors that growth was moderating. In fact, it was later revealed that the U.S. economy grew at a relatively modest rate of 2.4% in the third quarter, which is within the range that most economists consider low enough to prevent a reacceleration of inflation. As a result, the Federal Reserve Board held monetary policy steady during the six-month reporting period leaving interest rates unchanged at their meetings in June, August, October, November and December.

One significant effect of the apparent economic slow down was a severe decline in most growth-oriented areas of the stock market, which may have created a "reverse wealth effect" in which consumers curtailed their spending because of the belief that they had become less affluent. In turn, lower levels of consumer spending created an additional drag on the economy.

In this environment, we began the reporting period with the Trust's average maturity--a measure of sensitivity to changing interest rates--positioned toward the short end of its range. This posture was designed to give us the flexibility we needed to capture higher yields as they became available in a rising interest rate environment while maintaining a stable $1 share price. Of course, while we strive to maintain a $1 share price, there is no guarantee that this objective will be achieved.

When it later became apparent that the economy was slowing and that money market yields were more likely to decline than rise, we decided to extend the Trust's average maturity in order to lock in prevailing yields for as long as practical. Accordingly, we reduced our holdings of variable rate demand notes (VRDNs), which are tax-exempt securities with yields that adjust on a daily or weekly basis. We redeployed those assets to high quality, longer term fixed rate securities, including municipal notes and pre-refunded bonds, which are securities that are backed by U.S. Treasury securities or other safe investments for the purposes of redemption on the first available "call" date. While some of these securities may be insured or guaranteed by their issuers, the Trust itself is neither guaranteed nor insured.

Although this strategy caused us to initially sacrifice some yield, we believe that it positioned us to capture higher yields in the future. As a result, when short-term yields declined in December in response to various economic, supply-and-demand and year-end factors, we were able to maintain yields at a relatively high level.



An investment in the Trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.


2 Centennial New York Tax Exempt Trust

Looking forward, we believe that New York tax-exempt money market yields remain more likely to fall than climb.With the economy slowing demonstrably, the Federal Reserve Board has recently reduced interest rates. However, we have recently maintained the Trust's average maturity at a point that is in line with the average for New York tax-exempt money market funds. That's because longer term securities have recently provided very little yield advantage over shorter term securities, giving us no reason to incur the greater risks that longer term investments usually entail. In addition, we have intensified our focus on the credit quality of the Trust's holdings because potential fiscal problems are more likely in a slower economic environment. We are also closely monitoring ratings of utilities companies. In our view, this asset mix positions us appropriately to seek to produce a competitive tax-exempt yield at the same time that we maintain liquidity and preserve shareholders' capital.



Sincerely,

/s/James C. Swain                          /s/Bridget A. Macaskill

James C. Swain                             Bridget A. Macaskill
Chairman                                   President
Centennial New York Tax Exempt Trust       Centennial New York Tax Exempt Trust




January 23, 2001


3 Centennial New York Tax Exempt Trust


---------------------------------------------------------------------------------------------------------------------------------
Statement of Investments                                               December 31, 2000 (Unaudited)


                                                                                           Principal                Value
                                                                                           Amount                   See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Tax-Exempt Obligations - 99.1%
---------------------------------------------------------------------------------------------------------------------------------
New York - 99.1%
---------------------------------------------------------------------------------------------------------------------------------
Babylon, NY IDA RB, J. D'Addario & Co. Project, 4.65%                             \1\      $    500,000             $   500,000
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Township, NY IDA RR RRB, 5%                                             \1\         1,500,000               1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., NY IDA RB, 4.45%                                                 \1\         2,500,000               2,499,998
---------------------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Monterey Project, Series A, 4.45%                                  \1\         2,400,000               2,400,000
---------------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 5%                                       \1\         1,000,000               1,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYC MTAU RB, 4.20%, 2/1/01                                                        \2\         2,500,000               2,500,000
---------------------------------------------------------------------------------------------------------------------------------
NYC MWFAU & Sewer System RB, Prerefunded, Series C,
7.375%, 6/15/01                                                                   \2\         4,170,000               4,292,012
---------------------------------------------------------------------------------------------------------------------------------
NYC MWFAU RB, WSS Project, Series C, 4.95%                                        \1\           600,000                 600,000
---------------------------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RB, Prerefunded, Series C, 7.75%, 6/15/01                           \2\         2,670,000               2,751,004
---------------------------------------------------------------------------------------------------------------------------------
NYC RAN, Series A, 5%, 4/12/01                                                                5,250,000               5,263,450
---------------------------------------------------------------------------------------------------------------------------------
NYC Water FAU WSS RB, Series 1032, 4.60%, 2/13/01                                 \2\         2,000,000               2,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYC Water FAU WSS RB, Series SGB 26, MBIA Insured, 4.86%                          \1\           300,000                 300,000
---------------------------------------------------------------------------------------------------------------------------------
NYS DA COP, Rockefeller University, 4.86%                                         \1\         1,000,000               1,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYS DA RB, 4.86%                                                                  \1\         1,500,000               1,500,000
---------------------------------------------------------------------------------------------------------------------------------
NYS DA RB, 4.90%                                                                  \1\         2,800,000               2,800,000
---------------------------------------------------------------------------------------------------------------------------------
NYS DA RB, Cornell University, Series A, 4.60%                                    \1\         2,000,000               2,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, Series CMC1B, 4.85%                                                   \1\         1,300,000               1,300,000
---------------------------------------------------------------------------------------------------------------------------------
NYS ERDAUEF RRB, Con Edison Co., Subseries A-3, 4.80%                             \1\         2,000,000               2,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 4.40%, 2/8/01                                                 \2\         2,400,000               2,400,000
---------------------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series 1040, 4.60%, 1/10/01                                                      1,500,000               1,500,000
---------------------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series A, 6.50%, 4/1/01                                                          2,350,000               2,380,636
---------------------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series SG99, MBIA Insured, 4.84%                                     \1\         1,600,000               1,600,000
---------------------------------------------------------------------------------------------------------------------------------
NYS MAG RB, Series 302, 4.89%                                                     \1\         1,500,000               1,500,000
---------------------------------------------------------------------------------------------------------------------------------
NYS MAG RB, Series CMC1, 4.90%                                                    \1\         4,200,000               4,200,000
---------------------------------------------------------------------------------------------------------------------------------
NYS TBTAU RB, Series SG-41, 4.84%                                                 \1\         2,730,000               2,730,000
---------------------------------------------------------------------------------------------------------------------------------
NYS TBTAU RB, Series T, 4.45%, 1/24/01                                            \2\         3,000,000               3,000,000
---------------------------------------------------------------------------------------------------------------------------------
NYS TBTAU RB, Series T, 7%, 1/1/01                                                \2\         4,000,000               4,080,000
---------------------------------------------------------------------------------------------------------------------------------
NYS Thruway Authority RB, Highway & Bridge Trust Fund,
Series 267, FSA Insured, 4.84%                                                    \1\         2,225,000               2,225,000
---------------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Prerefunded, 7.50%, 4/1/01                                            \2\         5,500,000               5,652,801
---------------------------------------------------------------------------------------------------------------------------------
NYS Urban Empire Development Corp. RB, Series A, 4.86%                            \1\         2,600,000               2,600,000
---------------------------------------------------------------------------------------------------------------------------------
PAUNYNJ RB, 4.20%, 2/22/01                                                        \2\         2,500,000               2,500,000
---------------------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY, IDA RR RRB, Resco Co. Project,
Series A, 4.95%, 7/1/01                                                                       2,500,000               2,507,184

---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                        99.1%             75,082,085
---------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                     0.9                 704,373
                                                                                         ----------------          --------------
Net Assets                                                                                        100.0%            $75,786,458
                                                                                         ================          ==============


  4  Centennial New York Tax Exempt Trust

---------------------------------------------------------------------------------------------------------------------------------
Statement of Investments                               (Unaudited) (Continued)




---------------------------------------------------------------------------------------------------------------------------------
To simplify the  listings of  securities,  abbreviations  are used per the table below:

COP - Certificates of Participation                                                    NYC - New York City
DA - Dormitory Authority                                                               NYS - New York State
ERDAUEF - Energy Research & Development Authority Electric Facilities                  PAUNYNJ - Port Authority of New York
FAU - Finance Authority                                                                  & New Jersey
GOUN - General Obligation Unlimited Nts.                                               RAN - Revenue Anticipation Nts.
HDC - Housing Development Corp.                                                        RB - Revenue Bonds
IDA - Industrial Development Agency                                                    RR - Resource Recovery
LGAC - Local Government Assistance Corp.                                               RRB - Revenue Refunding Bonds
MAG - Mtg. Agency                                                                      TBTAU - Triborough Bridge & Tunnel
MH - Multifamily Housing                                                                 Authority
MTAU - Metropolitan Transportation Authority                                           UDC - Urban Development Corp.
MWFAU - Municipal Water Finance Authority                                              WSS - Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2000. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2.  Put obligation redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.





  5  Centennial New York Tax Exempt Trust


--------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                December 31, 2000 (Unaudited)




--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value - see accompanying statement                                                                  $75,082,085
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                    235,057
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                                955,583
Shares of beneficial interest sold                                                                                      296,503
Other                                                                                                                     1,143
                                                                                                            --------------------
Total assets                                                                                                         76,570,371

--------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                  622,241
Shareholder reports                                                                                                      57,341
Transfer and shareholder servicing agent fees                                                                            38,907
Service plan fees                                                                                                        32,535
Dividends                                                                                                                12,850
Trustees' compensation                                                                                                      158
Other                                                                                                                    19,881
                                                                                                            --------------------
Total liabilities                                                                                                       783,913

--------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                          $75,786,458
                                                                                                            ====================

--------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets

Paid-in capital                                                                                                     $75,779,973
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                  6,485
                                                                                                            --------------------
Net assets - applicable to 75,779,973 shares of beneficial
interest outstanding                                                                                                $75,786,458
                                                                                                            ====================
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                  $1.00
                                                                                                            ====================


See accompanying Notes to Financial Statements.




  6  Centennial New York Tax Exempt Trust



--------------------------------------------------------------------------------------------------------------------------------
Statement of Operations                                                            For the Six Months Ended December 31, 2000
                                                                                   (Unaudited)



--------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                                             $1,361,076

--------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                         162,812
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                            64,629
--------------------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                                        63,517
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      29,964
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              12,947
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                               5,811
--------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                      979
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    16,387
                                                                                                            --------------------
Total expenses                                                                                                          357,046
Less expenses paid indirectly                                                                                            (6,312)
Less reimbursement of expenses                                                                                          (90,417)
                                                                                                            --------------------
Net expenses                                                                                                            260,317

--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                 1,100,759

--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                 $1,100,759
                                                                                                            ====================

--------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                            Six Months Ended
                                                                                            December 31, 2000       Year Ended
                                                                                            (Unaudited)             June 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                        $1,100,759              $1,730,572
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                            --                    9,958
                                                                                   ---------------------------------------------
Net increase in net assets resulting from operations                                          1,100,759               1,740,530

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders                                               (1,100,759)             (1,730,572)

--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                             19,823,500              (5,838,875)

--------------------------------------------------------------------------------------------------------------------------------
Net Assets

Total increase (decrease)                                                                    19,823,500              (5,828,917)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          55,962,958              61,791,875
                                                                                   ---------------------    --------------------
End of period                                                                               $75,786,458             $55,962,958
                                                                                   =====================    ====================


See accompanying Notes to Financial Statements.


  7  Centennial New York Tax Exempt Trust



--------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                              Six Months Ended
                                              December 31,           Year Ended June 30,
                                              2000 (Unaudited)       2000        1999        1998        1997         1996
--------------------------------------------------------------------------------------------------------------------------------

Per Share Operating Data
Net asset value, beginning of period                    $1.00        $1.00       $1.00        $1.00       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                   .02          .03         .02          .03         .03          .03
Dividends and/or distributions to shareholders           (.02)        (.03)       (.02)        (.03)       (.03)        (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00        $1.00       $1.00        $1.00       $1.00        $1.00
                                              ==================================================================================
--------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                          1.70%        2.92%       2.42%        2.87%       2.76%        2.79%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $75,786      $55,963     $61,792      $56,807     $48,896      $39,807
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $64,884      $61,033     $59,345      $53,923     $45,363      $42,351
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   3.37%        2.84%       2.38%        2.85%       2.73%        2.76%
Expenses                                                1.09%        0.92%       0.89%        0.89%(3)    0.88%(3)     0.93%(3)
Expenses, net of indirect expenses and/or
voluntary assumption of expenses                        0.80%        0.82%       0.80%        0.80%       0.80%        0.80%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.
2.  Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.



  8  Centennial New York Tax Exempt Trust

Notes to Financial Statements  Unaudited

1.  Significant Accounting Policies

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Non-Diversification Risk The Trust is "non-diversified" and can invest in the securities of a single issuer. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Trust is subject to additional risk of loss if those obligations lose market value or the borrower or issuer of those obligations defaults.

Federal Taxes The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                Six Months Ended December 31, 2000                Year Ended June 30, 2000
                                                       Shares               Amount             Shares               Amount
                                            --------------------------------------- ---------------------------------------
Sold                                              105,025,239   $      105,025,239        235,166,364    $     235,166,364
Dividends and/or distributions reinvested           1,139,428            1,139,428          1,666,312            1,666,312
Redeemed                                         (86,341,167)         (86,341,167)      (242,671,551)        (242,671,551)
                                            ------------------  ------------------- ------------------   ------------------
Net increase (decrease)                            19,823,500   $       19,823,500        (5,838,875)    $     (5,838,875)
                                            ==================  =================== ==================   ==================

9  Centennial New York Tax Exempt Trust

Notes to Financial Statements  Unaudited/Continued

3.  Fees and Other Transactions with Affiliates

Management Fees Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year they exceed 0.80% of the Trust's average annual net assets. The Trust's management fee for the six months ended December 31, 2000 was an annualized rate of 0.50%, before any waiver by the Manager if applicable.

Transfer Agent Fees Shareholder Services, Inc. (SSI), a division of the Manager, acts as the transfer and shareholder servicing agent for the Trust. Prior to January 1, 2001, SSI performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Service Plan Fees Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions.

10  Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

Officers and Trustees

James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Michael J. Carbuto, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

For more complete information about Centennial New York Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the Prospectus carefully before you invest any money.

11  Centennial New York Tax Exempt Trust

[Back Cover]



RS0780.001.1200    March 1, 2001